Intangible assets, net - Schedule of Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible assets, net
Subtotal		¥ 162,288		$ 163,279
Less: Accumulated amortization	¥ (121,312)	(117,756)
Less: Impairment	(22,322)	(22,322)
Total	19,600	22,210		2,809
Impairment charges	0	0	¥ 0
Travel license
Intangible assets, net
Subtotal		30,456		30,456
Less: Accumulated amortization	(18,308)	(17,005)
Total	¥ 12,148	¥ 13,451		$ 1,737
Weighted average useful life	18 years	18 years		18 years
Insurance agency license
Intangible assets, net
Subtotal		¥ 11,711		$ 11,711
Less: Accumulated amortization	¥ (6,099)	(5,514)
Total	¥ 5,612	¥ 6,197		$ 803
Weighted average useful life	20 years	20 years		20 years
Software
Intangible assets, net
Subtotal		¥ 66,861		$ 67,852
Less: Accumulated amortization	¥ (66,881)	(65,843)
Total	¥ 971	¥ 1,018		$ 138
Weighted average useful life	4 years	4 years		4 years
Technology
Intangible assets, net
Subtotal		¥ 4,300		$ 4,300
Less: Accumulated amortization	¥ (3,386)	(2,929)
Total	¥ 914	¥ 1,371		$ 131
Weighted average useful life	9 years	9 years		9 years
Trade names
Intangible assets, net
Subtotal		¥ 35,800		$ 35,800
Less: Accumulated amortization	¥ (20,318)	(20,145)
Less: Impairment	¥ (15,482)	(15,482)
Total		¥ 173
Weighted average useful life	13 years	13 years		13 years
Customer relationship
Intangible assets, net
Subtotal		¥ 11,020		$ 11,020
Less: Accumulated amortization	¥ (4,180)	(4,180)
Less: Impairment	¥ (6,840)	¥ (6,840)
Weighted average useful life	15 years	15 years		15 years
Non-compete agreements
Intangible assets, net
Subtotal		¥ 2,140		$ 2,140
Less: Accumulated amortization	¥ (2,140)	¥ (2,140)
Weighted average useful life	5 years	5 years		5 years